Risk Management - Summary of Foreign Currency Risk (Details)
₽ in Thousands, ₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ৳ in Thousands, ر.س in Thousands, ج.م. in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, RM in Thousands, R in Thousands, P in Thousands, Kč in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions, د.إ in Millions
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 BWP (P)	Dec. 31, 2023 EGP (ج.م.)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 JOD (JD)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 MGA (Ar)	Dec. 31, 2023 MMK (K)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 PKR (₨)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 BDT (৳)	Dec. 31, 2022 BWP (P)	Dec. 31, 2022 EGP (ج.م.)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CZK (Kč)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 JOD (JD)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 MGA (Ar)	Dec. 31, 2022 MMK (K)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 PKR (₨)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 SAR (ر.س)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 UYU ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 ZAR (R)
Disclosure Of Foreign Currency Risk [Line Items]
Assets	₩ 239,714,965																															₩ 234,804,994
Liabilities	₩ 202,450,215																															₩ 192,804,738
Currency risk
Disclosure Of Foreign Currency Risk [Line Items]
Assets		د.إ 24,441	$ 4,310	৳ 2,260	P 777	ج.م. 1,665	$ 0	SFr 0	Kč 0	€ 12,259	£ 75	$ 0	Rp 25,567,281	₨ 1,663,705	JD 569	¥ 921,120	₸ 1,510	Ar 3,545,076	K 199,518	RM 2,805	₱ 98,154	₨ 75,206,354	₽ 0	ر.س 937	kr 0	$ 279	฿ 0	$ 1,701,494	$ 120,768	₫ 848,242	R 87,780		د.إ 5,610	$ 4,448	৳ 7,514	P 824	ج.م. 0	$ 89	SFr 0	Kč 0	€ 1,976	£ 0	$ 0	Rp 598,697	₨ 1,592,380	JD 1,146	¥ 568,263	₸ 1,510	Ar 2,856,045	K 199,518	RM 38,177	₱ 68,592	₨ 533,816	₽ 0	ر.س 1,713	kr 0	$ 0	฿ 0	$ 1,484,614	$ 128,674	₫ 1,184,670	R 43,461
Liabilities		د.إ 18,143	$ 299,795	৳ 0	P 0	ج.م. 1,941	$ 0	SFr 499,930	Kč 0	€ 81,744	£ 0	$ 5,079,189	Rp 2,118,580	₨ 387,947	JD 68,448	¥ 8,692,604	₸ 0	Ar 495,288	K 0	RM 0	₱ 6,750	₨ 55,531	₽ 0	ر.س 0	kr 452,309	$ 2,191	฿ 0	$ 14,458,985	$ 2,028	₫ 0	R 0		د.إ 25,597	$ 299,663	৳ 0	P 0	ج.م. 1,162	$ 595	SFr 500,158	Kč 153	€ 41,073	£ 31	$ 4,014,446	Rp 1,323,840	₨ 312,978	JD 14	¥ 1,719,846	₸ 0	Ar 347,403	K 0	RM 0	₱ 7,493	₨ 219,341	₽ 2,881	ر.س 9,710	kr 449,211	$ 0	฿ 389	$ 13,599,643	$ 3,106	₫ 4,495	R 0